Management's Discussion and Analysis, and Results of Operation	3 Months Ended
Jun. 30, 2011
Management's Discussion and Analysis, and Results of Operation
Management's Discussion and Analysis, and Results of Operation

ITEM 2. MANAGEMENT'S DISCUSSION AND ANALYSIS AND RESULTS OF OPERATIONS

ALL STATEMENTS IN THIS DISCUSSION THAT ARE NOT HISTORICAL ARE FORWARD-LOOKING STATEMENTS WITHIN THE MEANING OF SECTION 21E OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED. STATEMENTS PRECEDED BY, FOLLOWED BY OR THAT OTHERWISE INCLUDE THE WORDS "BELIEVES", "EXPECTS", "ANTICIPATES", "INTENDS", "PROJECTS", "ESTIMATES", "PLANS", "MAY INCREASE", "MAY FLUCTUATE" AND SIMILAR EXPRESSIONS OR FUTURE OR CONDITIONAL VERBS SUCH AS "SHOULD", "WOULD", "MAY" AND "COULD" ARE GENERALLY FORWARD-LOOKING IN NATURE AND NOT HISTORICAL FACTS. THESE FORWARD-LOOKING STATEMENTS WERE BASED ON VARIOUS FACTORS AND WERE DERIVED UTILIZING NUMEROUS IMPORTANT ASSUMPTIONS AND OTHER IMPORTANT FACTORS THAT COULD CAUSE ACTUAL RESULTS TO DIFFER MATERIALLY FROM THOSE IN THE FORWARD-LOOKING STATEMENTS. FORWARD-LOOKING STATEMENTS INCLUDE THE INFORMATION CONCERNING OUR FUTURE FINANCIAL PERFORMANCE, BUSINESS STRATEGY, PROJECTED PLANS AND OBJECTIVES. THESE FACTORS INCLUDE, AMONG OTHERS, THE FACTORS SET FORTH BELOW UNDER THE HEADING "RISK FACTORS." ALTHOUGH WE BELIEVE THAT THE EXPECTATIONS REFLECTED IN THE FORWARD-LOOKING STATEMENTS ARE REASONABLE, WE CANNOT GUARANTEE FUTURE RESULTS, LEVELS OF ACTIVITY, PERFORMANCE OR ACHIEVEMENTS. MOST OF THESE FACTORS ARE DIFFICULT TO PREDICT ACCURATELY AND ARE GENERALLY BEYOND OUR CONTROL. WE ARE UNDER NO OBLIGATION TO PUBLICLY UPDATE ANY OF THE FORWARD-LOOKING STATEMENTS TO REFLECT EVENTS OR CIRCUMSTANCES AFTER THE DATE HEREOF OR TO REFLECT THE OCCURRENCE OF UNANTICIPATED EVENTS, EXCEPT AS PROVIDED BY LAW. READERS ARE CAUTIONED NOT TO PLACE UNDUE RELIANCE ON THESE FORWARD-LOOKING STATEMENTS.   REFERENCES IN THIS FORM 10-Q, UNLESS ANOTHER DATE IS STATED, ARE TO JUNE 30, 2011.  AS USED HEREIN, THE “COMPANY,” “EPAZZ,” “WE,” “US,” “OUR” AND WORDS OF SIMILAR MEANING REFER TO EPAZZ, INC., AND INCLUDE EPAZZ’S WHOLLY OWNED SUBSIDIARIES, DESK FLEX, INC., AN ILLINOIS CORPORATION (“DFI”), PROFESSIONAL RESOURCE MANAGEMENT, INC., AN ILLINOIS CORPORATION AND INTELLISYS, INC., A WISCONSIN CORPORATION ("INTELLISYS") UNLESS OTHERWISE STATED, OR THE CONTEXT SUGGESTS OTHERWISE.

Business Overview

The Company was incorporated in the State of Illinois on March 23, 2000, to create software to help college students organize their college information and resources. The idea behind the Company was that if the information and resources provided by colleges and universities was better organized and targeted toward each individual, the students would encounter a personal experience with the college or university that could lead to a lifetime relationship with the institution. This concept is already used by business software designed to retain relationships with clients, employees, vendors and partners.

The Company developed a web portal infrastructure operating system product called BoxesOS v3.0. BoxesOS provides a web portal infrastructure operating system designed to increase the satisfaction of key stakeholders (students, faculty, alumni, employees, and clients) by enhancing the organizational experience through the use of enterprise web-based applications to organize their relationships and improve the lines of communication. BoxesOS decreases an organization’s operating expenses by providing development tools to create advanced web applications. The applications can be created by non-technical staff members of each institution. BoxesOS creates sources of revenue for Alumni Associations and Non-Profit organizations through utilizing a web platform to conduct e-commerce and provides e-commerce tools for small businesses to easily create "my accounts" for their customers. It further reduces administrative costs, by combining technology applications into one package, providing an alternative solution to enterprise resource planner (“ERP”) modules and showing a return on investment for institutions by reducing the need for 3rd party applications license fees. BoxesOS can also link a college or university’s resources with the business community by allowing businesses to better train their employees by utilizing courseware development from higher education institutions.

On or about June 18, 2008, the Company entered into a Stock Purchase Agreement (the “Purchase Agreement”) with Desk Flex, Inc., an Illinois corporation (“DFI”), Professional Resource Management, Inc., an Illinois corporation (“PRMI” and collectively with DFI, the “Target Companies”) and Arthur A. Goes, an individual and the sole stockholder of the Target Companies.  The Purchase Agreement consummated the transactions contemplated by the February 25, 2008, non-binding letter of intent (the “Letter of Intent”) the Company entered into, to acquire 100% of the outstanding shares of the Target Companies.  Pursuant to the Purchase Agreement, the Company agreed to purchase 100% of the outstanding shares of the Target Companies for an aggregate purchase price of $445,000 (the “Purchase Price”).  The Purchase Price was payable as follows:

(a)	Mr. Goes retained the $10,000 originally paid by the Company in connection with the parties’ entry into the Letter of Intent;

(b)	The Company paid Mr. Goes $210,000 in cash (the “Cash Consideration”) at the Closing (as defined below) of the Purchase Agreement; and

(c)	The Company provided Mr. Goes with a 7% Promissory Note in the amount of $225,000 (the “Note”), described in greater detail below.

Additionally, the Company agreed to assume an aggregate of approximately $15,475 in outstanding liabilities of DFI and PRMI in connection with the Closing.

The Purchase Agreement closed on June 18, 2008 (“Closing”), at which time Mr. Goes delivered to the Company, 2,000 shares of DFI stock, representing 100% of the issued and outstanding shares of DFI, and 1,000 shares of PRMI stock, representing 100% of the issued and outstanding shares of PRMI.  Also at Closing, the Company delivered the Cash Consideration and the Note to Mr. Goes.  As a result of the Closing, DFI and PRMI became wholly-owned subsidiaries of the Company.

The Note bears interest at the rate of seven percent (7%) per annum, and all past due principal and interest (which failure to pay such amounts after a fifteen (15) day cure period, shall be defined herein as an “Event of Default”) bear interest at the rate of twelve percent (12%) per annum until paid in full.  The Note, however, additionally provides that the Company shall have two additional fifteen (15) day cure periods during the term of the Note resulting in two thirty (30) day cure periods before an Event of Default occurs.  The principal amount of the Note is due on June 18, 2011.  The Note is payable in monthly installments of $6,947.35 (each a “Monthly Payment”), with the first such Monthly Payment due on September 18, 2008, until such time as this Note is paid in full.  Provided, however, that if the total amount due under the Note is less than any Monthly Payment, the Company shall only be obligated to pay the remaining balance of the Note.  The Note may be prepaid at any time without penalty.  As of the date of this report, the Company is current with all of its required Monthly Payments. As June 30, 2011 this note has been paid in full.

Additionally, the Company agreed to secure the payment of the Note with a Uniform Commercial Code Security Interest filing, which the Company agreed to file, but which filing has not occurred to date, at Mr. Goes’ request, at the Company’s expense, to grant Mr. Goes a security interest over all of the Target Companies’ tangible and intangible assets, and the outstanding stock of both of the Target Companies until the Note is repaid.  Pursuant to such requirement of the Note, at the Closing, the Company entered into a Security Agreement with Mr. Goes, whereby the Company granted Mr. Goes a security interest in all inventory, equipment, appliances, furnishings and fixtures, stock certificates and intellectual property now or hereafter owned by the Target Companies.  Pursuant to the Security Agreement, the Company also assigned to Mr. Goes a security interest in all of its right, title, and interest to any trademarks, trade names, contract rights, and leasehold interests in which it now has or hereafter acquires to secure repayment of the Note.

Professional Resource Management, Inc. and Desk Flex, Inc. Business Overview

Professional Resource Management, Inc. was incorporated under the laws of Illinois in June 1985.  On or around December 31, 1997, Professional Resource Management, Inc. established a wholly-owned subsidiary, PRM Transfer Corp.  On or around December 31, 1997, Professional Resource Management, Inc., PRM Transfer Corp. and Arthur Goes entered into a Reorganization Agreement, whereby Professional Resource Management, Inc. transferred all of its assets and liabilities to PRM Transfer Corp., with the exception of those assets pertaining to its proprietary source code or software product, Desk/Flex.  Also pursuant to the Reorganization Agreement, Professional Resource Management, Inc. amended its corporate charter to change its name to Desk Flex, Inc. (“DFI”), and PRM Transfer Corp. amended its charter to change its name to Professional Resources Management, Inc. (“PRMI”).  The transfer was effected in an effort by Mr. Goes to better promote the Desk/Flex product.

PRMI and DFI are separate legal entities, but operate in conjunction.  PRMI and DFI share office space and certain employees.  DFI’s main source of revenue comes from the “Desk/Flex Software” product, which it owns, and PRMI’s main source of revenue comes from the “Agent Power” product line, which it owns.  PRMI also acts as the general agent for DFI; however, there is no formal agency agreement between the two companies.

Recent Events

Convertible Note Fundings

On May 27, 2011, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. (“Asher”), pursuant to which Asher agreed to purchase an 8% convertible promissory note  in the amount of $50,000 (the “Convertible Note”) from the Company, which provides Asher the right to convert the outstanding balance (including accrued and unpaid interest) of such Convertible Note into shares of the Company’s common stock at a conversion price equal to 59% of the average of the five lowest trading prices of the Company’s common stock during the ten trading days prior to such conversion date, at any time after the expiration of 180 days from the date such Convertible Note was issued.  The Convertible Note, which accrues interest at the rate of 8% per annum, is payable, along with interest thereon on February 28, 2012.  In the event any principal or interest is not timely paid, such amount accrues interest at 22% per annum until paid in full.  Asher is prohibited from converting the Convertible Note into shares of the Company’s common stock to the extent that such conversion would result in Asher beneficially owning more than 4.99% of the Company’s common stock, subject to 61 days prior written notice to the Company from Asher of Asher’s intention to waive or modify such provision.  The Company can repay the Convertible Note prior to maturity (or conversion), provided that it pays 135% of such note (and accrued and unpaid interest thereon) if the note is repaid within the first 90 days after the issuance date; 140% of such note (and accrued and unpaid interest thereon) if the note is repaid during the period which is 91 and 120 days after the issuance date; 145% of such note (and accrued and unpaid interest thereon) if the note is repaid during the period which is 121 and 150 days after the issuance date; and 150% of such note (and accrued and unpaid interest thereon) if the note is repaid during the period which is 151 days and prior to 180 days after the issuance date.  After 180 days have elapsed from the issuance date the Company has no right to repay the Convertible Note.

On June 28, 2011, the Company sold Asher an additional 8% Convertible Note in the amount of $37,500 on substantially similar terms as the Convertible Note described in the paragraph above (collectively the “Convertible Notes”), except that the maturity date of such note was March 30, 2012.

On July 28, 2010, the Company initiated a 10 for 1 stock split.  The result was $5,448,294 shares of common stock issued and outstanding.

On July 28, 2010 the Company issued 20,000,000 shares of .01 par common stock to Shaun Passley for prepaid compensation.  Shaun Passley will begin to earn these shares when the company reports revenue of $2 million on the 10k.

On July 28, 2010 the Company issued 2,500,000 shares of .01 par common stock to Vivienne Passley for prepaid interest.  Shaun Passley will begin to earn these shares on July 29, 2012.

On July 28, 2010 the Company issued 2,500,000 shares of .01 par common stock to Fay Passley for prepaid interest.  Shaun Passley will begin to earn these shares on July 29, 2012.

As a result of the above mentioned stock split and stock issuances the resulting outstanding shares of common stock as of June 30, 2011 was 30,448,294.

On September 30, 2010, Epazz, Inc. acquired the net assets of IntelliSys, Inc. for $30,816.  The purchase was made with a 10 year note payable with a 6% interest rate and a $125,000 cash payment.  Under the acquisition method of accounting the assets and liabilities were recorded at their respective fair values as of the purchase date as follows:

	Fair Value		Fair Value

Cash	319	Accounts Payable	18,476
Account Receivable	15,362	Notes Payable	183,136
Fixed Assets, net	5,137	Accrued Expenses	43,974
Goodwill	253,588	Deferred Revenue	28,820

Total Assets	274,406	Total Liabilities and Equity	274,406

The following table presents the unaudited proforma results of continuing operations for the three and six months ended June 30, 2010 as if the retained acquisition had been consummated at the beginning of the year.  The proforma results of continuing operations are prepared for comparative purposes only and do not necessarily reflect the results that would have occurred had the acquisition occurred at the beginning of the year presented or the results which may occur in the future.

	Three Months Ending 6/30/2010	Six Months Ending 6/30/2010

Revenue	$ 196,825	$ 309,528

Operating Expenses
General and Administrative	129,056	298,260
Depreciation and Amortization	19,505	29,189
Total Operating Expense	148,561	327,449

Operating Income (Loss)	48,264	(17,921)

Other Income and Expense
Interest Income	45	45
Interest Expense	(8,047)	(12,525)
Total Other Income and Expense	8,002	(12,480)

Net Income (Loss)	$ 40,262	$ (30,401)

Our Products

The Company currently offers five primary product lines.  The EPAZZ BoxesOS v3.0 product is offered through EPAZZ, Inc., the Desk/Flex Software product is offered through Desk Flex, Inc., the Agent Power product is offered through Professional Resource Management, Inc. and the Company also offers the AutoHire software described below. Additionally, as described above, subsequent to September 30, 2010, the Company offers products through IntelliSys, described below.

EPAZZ BoxesOS v3.0

EPAZZ BoxesOS v3.0 (Web Infrastructure Operating System) is the Company's flagship product. It is the core package of EPAZZ, Inc.’s products and services. EPAZZ BoxesOS integrates with each organization's back-end systems and provides a customizable personal information system for each stakeholder.

Services include:

? Single sign-on: Provides a powerful single-sign-on with security procedure to product users' information and identity.

• Course Management System: Manage distance, traditional courses and Calendar.

• Enterprise Web Site Content Management: Manage public sites with multi contributors.

? • Integration Management Services: Integrated into Enterprise Resource Planning (“ERP”) and Mainframes.

• Email Management: Email server and web client.

• Instant Messenger Services: Instant messaging and alerts.

• Customer Relationship Management: Prospective students and alumni.

• Calendar/Scheduler Management: Event directory, groupware, and personal calendar.

• Administrative Support Services: Online payment services.

• Business Services: Facility Management and Online Bookstore.

BoxesOS software provides:

Web Portal Component

BoxesOS Web Portal Component is a gateway to all of an organization’s online services and information resources. The Web Portal Component provides a Personal Information System, which refers to the user's entire online environment - the user’s resources, information, graphics, color, layout, and organization. All resources are customizable. The Web Portal Component simplifies organizations’ ability to create and deploy custom web applications with a common graphic user interface and connectivity to the back-end systems.

Administrative Content Management

BoxesOS Content Management Component provides an organization with enterprise level tools for creating, managing, organizing, archiving and sharing content. Content can be delivered in many forms such as web pages, emails, polls, documents, web forms, rich site summaries (“RSS”), and “hot news.” The Content Management Component enables staff members with little technical skills to create web pages and processes without having any programming skills.

Work Hub

Work Hub provides a host of applications that can empower an organization to increase productivity while decreasing costs. Work Hub helps to manage work flow throughout an organization. Senior management is able to view a document for approval before it is sent out to a client. A company can view all projects of the enterprise in one page. Some of the applications in Work Hub are products/services management, project management, invoice management, time management, content management and sales management. Work Hub has clear graphic charts with detail reports on many areas.

Central Repository

BoxesOS Central Knowledge Repository is a collection and indexing of shareable content. Central Knowledge Repository installs a server index application on the Windows 2003 platform to identify an organization’s current knowledge assets. All knowledge assets will be imported into a storage device. The server index application will import the knowledge assets into a temporary folder before moving into a main folder. The server index application will prompt the organization’s administrators to add detailed information about the knowledge assets into the database by using a web form. These forms will allow the administrators to add custom fields; therefore, allowing the organization to add custom information to the database in the present and at a future date. The organization would be able to group their knowledge objects by program, course, subject, topic, users, content, or date.

ViewPoint

ViewPoint is BoxesOS central communication hub, calendaring, contact management and scheduling system. ViewPoint works with or can be used as an alternative to MS Outlook/MS Exchange Server. The web applications provide the institution with an extensive range of options including communication system email web client and an email server. Email applications provide features you would find on popular web-based e-mail providers. ViewPoint provides robust threaded discussion boards and a “chatting” environment. ViewPoint provides each user with a personal calendar, which notifies users of scheduling conflicts and appointments priorities. ViewPoint makes it easy to create group calendars and public calendars. With the ViewPoint scheduling system users are able to schedule group meetings together. The scheduling system will view each user's calendar to see the next available time and date the group can meet.

Learning Management System

BoxesOS My Courses is an extensive application for learning management, and e-learning. My Courses is an effective means for managing traditional courses, distance learning courses, and self-paced courses. My Courses is a powerful communication tool that can be effectively used by students, instructors, employees and corporate trainers to make information flow easily, clearly and faster. My Courses provides a robust grade book, powerful authoring content tools, easy to use drop box, sharable folders, wide-ranging course calendar and many more features all designed to provide customization to key stakeholders. Organizations will be able to train their employees on systems using My Courses self-paced settings, as well as test candidates on their skill sets before they are hired.

Single Sign-on

Single Sign-on provides organizations the ability to log into multiple systems with a single unique username and password. The username and password authenticates the user’s credentials to make sure the person who is accessing the data is authorized to. BoxesOS uses Microsoft Active Directory Identity Management to accomplish single sign on. Microsoft Active Directory allows institutions to centrally manage and share user information. Active Directory also acts as the single sign on point for bringing systems and applications together. BoxesOS user management integrates with Active Directory.

Pathways Real-time Integration

EPAZZ Pathways is an integration suite enabling real-time connectivity with ERP and Legacy systems. Pathways integration suite allows organizations to retrieve data from ERPs and write data back to ERPs in real-time.

AutoHire Software

The AutoHire system provides a tool to power career centers, post job ads to sites and job boards, and to collect resumes online. The online processes supported by the system provide the mechanism to comply with the record keeping requirements of Title VII of the Civil Rights Act of 1964, which apply to organizations employing 15 or more persons.

One of the most useful features of the AutoHire system is the interactive question and online screening and ranking system. The interactive question system provides a means for the client to maintain their own library of questions and to attach selected questions to job opportunities posted. Responses obtained can be used to screen and rank candidates to permit hiring managers to focus their attention on only the most suitable candidates. We believe that result can have a substantial impact on the cost of recruiting and the quality of candidates selected.

By attaching interactive questions to job opportunities posted clients can collect information not typically presented in a resume. The additional information can often replace the initial interview process. Questions can be multiple choice or narrative.

Desk Flex Software

DFI developed the Desk/Flex Software (“Desk/Flex”) to enhance the value of businesses’ real estate investments and modernize their office space.  Desk/Flex lets businesses make better use of office space restrictions by enabling employees to instantly access their workstation tools from multiple areas in and outside of the office.  Desk/Flex lets employees reserve space in advance or claim space instantly. It adjusts the telephone switch (Private Branch Exchange or “PBX”) so that calls ring at the 'desk du jour', or go directly to voice mail when a worker is not checked in.

Key Features of Desk/Flex include:

Quick and Easy Check-In - Check-in and Check-out to a workstation takes less than 8 seconds, and advance reservations take only a few seconds more.

Point-and-Click Floor Maps - Desks that are available are identified by green dots. Those that are in use are identified by red. An employee needs only to click or touch (using an optional touch-screen) a green dot to select his or her desk.

PBX Interaction - Desk/Flex connects to an employee’s Nortel, Avaya or Cisco PBX to ensure that the employee has phone access at his or her desk; the message waiting light becomes operational; outside calls can be made only after checking in; and an employee is automatically checked out overnight if he or she leaves a workstation without checking out.

Web Browser and Local "Kiosk" Access - On site, the Desk/Flex kiosk(s) makes it easy to select a vacant desk near a co-worker or centrally located at the office. Even before leaving home a worker with access to the company intranet can reserve a desk or locate a co-worker at any desk in the company’s office via a web browser.

Advance Reservations - Workers can easily choose and reserve workspaces ahead of time for a particular date or range of dates.

Occupancy Reports - Management reports allow accurate measures of occupancy in total or by type of desk so the total number or mix of desks can be adjusted to meet client demand and save more office space expense in future months.

Desk/Flex is responsive to office size and needs, servicing small to large businesses. Desk/Flex can be configured to administer a single site or multiple sites locally or remotely.  Desk/Flex has full integration capabilities with both Nortel and Avaya, which combined represent the majority of the telecommunications and inbound automatic call distributor (“ACD”) market.

Agent Power Software

Agent Power Software (“Agent Power”) is PRMI’s proprietary software line.  PRMI believes Agent Power provides vital information and tools for call centers to help improve their workforce management. Historical, real-time, and forecast information is available at the touch of a button to plan, control, and monitor a business’s call center. Coordinated stand-alone modules allow a company to develop employee schedules, track queue and agent performance, communicate this information with the company’s agents and improve workforce management.

Agent Power is a suite of six (6) applications. Each can operate on a stand-alone basis, or can work in conjunction with the other applications.  The applications feature the following workforce management components:

•	Planning and Scheduling;
•	Agent Adherence;
•	Agent Performance;
•	ACD Group Performance;
•	Real-Time Agent Status; and
•	Info Screen.

All modules of Agent Power have full integration capabilities with Nortel, Avaya, and ROLM ACDs, and the Planning and Scheduling module works with any modern ACD system.

IntelliSys Software

IntelliSys developed the IPMC Software (“IPMC”)(Integrated Plant Management Control) which is a software system design for water and wastewater facility management.  IPMC is the technology-based strategy for optimizing operations by automatically collecting, managing, organizing and disseminating information for the operations, management, laboratory, maintenance, and engineering functions.

SystemView

SystemView displays the system processes and lets users control the system in real time.  It displays alarms, equipment status, summary accumulated and trend data.

Features

•       The Alarm/Event Journal records all alarms and status changes and has the flexibility to query history based on tag names and time ranges.

•       Smart Server provides communication with process control and automatic collections of data.  It is designed to normalize data, accumulate and summarize statistics for the plant management and maintenance systems.

•       Rapid application development tools dramatically reduce system development time. Development tools are included with all applications.

MaintenanceView

MaintenanceView provides the traditional functional functionality of a comprehensive maintenance management system including:

•       Fixed asset and rotating equipment.

•       Preventive scheduling and predictive reports and charts.

•       Work order management.

•       Inventory and purchasing.

•       Manufacture and vendor records.

•       Parts inventory.

Features

•       Ability to track maintenance costs by center, department, and location.

•       Ability to customize user interface sorting by location, equipment type, department, cost center, manufacturer or vendor.

•       Ability to customize reports using  MS Excel compatible spreadsheets to accommodate users’ specific needs.

ReportView

ReportView provides users with a historic picture of the operation of their plant through centralized storage of data. Realistic graphics can be constructed to assist the user in managing, accessing and analyzing real-time and manually entered process or laboratory data.

Features

•       Stores real-time and laboratory data in a secure open database.

•       Time-based compression stores process information and manually collected data.

•       Flexible rapid application development tools allow creation of input displays, reports and charts and navigation menus.

•       Using MS Excel compatible spreadsheet, ReportView combines the user-friendly features of familiar spreadsheet functions with the security of an expandable database.

•       Reporting tools provide easy access to retrieve summarized or raw data for process-efficiency and compliance reports.

•       Creates 2D and 3D presentations-quality charts in minutes.

•       An efficient decision support system and dashboard development tools for operations, maintenance, management and engineering.

EnergyView

EnergyView is an automated energy management dashboard tool.  EnergyView provides smart energy metering and power measurement technology to accurately measure, store, track and analyze energy data.  The energy metering and submetering systems can link to SCADA (Supervisory Control and Data Acquisition) or any PC to collect crucial energy data.  In addition manual data on other energy sources can be managed as part of the same energy management application.  The combination of hardware and software is designed to provide an end-to-end solution from measurement to billing audits.  The objective of the EnergyView application is to improve the speed and quality of energy measurement information, so that facility managers will be able to make better management decisions, conserve energy and reduce operating costs.

Features

•       Collect usage data manually and automatically.

•       Normalize energy variables creating benchmarking variables.

•       Provide comparisons of hourly usage to previous days.

•       Calculate operating cost and savings by day, month and year-to-date.

•       Forecast and alarm peak demands.

•       Send alarms via local annunciation, email or pagers.

•       Benchmarking.

•       Local Factor Analysis.

•       Automate Energy Billing Audits.

•       Determine Changes in Energy Usage Patterns.

•       Setting Saving Targets and Tracking Progress.

PLAN OF OPERATION

During the next twelve months, we plan to further develop our BoxesOS software, and hope to expand our customer base for our Desk/Flex and Agent Power software packages, funding permitting. We believe we can satisfy our cash requirements for the next three months with our current cash on hand and revenues generated from our operations. As such, continuing operations and completion of our plan of operation, including making the Monthly Payments on our Note with the IntelliSys Note (where required), the Third Party Lender Note and Convertible Notes as described above, are subject to generating adequate revenue. We cannot assure investors that adequate revenues will be generated. In the absence of our projected revenues, we may be unable to proceed with our plan of operations. Even without significant revenues within the next several months, we still anticipate being able to continue with our present activities, but we may require financing to potentially achieve our goal of profit, revenue and growth.

RESULTS OF OPERATIONS FOR THE THREE MONTHS ENDED JUNE 30, 2011, AS COMPARED TO THE THREE MONTHS ENDED JUNE 30, 2010

For the three months ended June 30, 2011 we had revenue of $282,707 compared to revenue of $131,382 for the three months ended June 30, 2010, an increase of $151,325 or 115% from the prior period.   The increase in revenues is mainly attributable to the sales generated by the Company which were deferred that are now being recognized in accordance with the Company’s revenue recognition policy and from the sales generated by the company’s newly acquired companies.

General and administrative expenses increased by $112,150 or 163% to $180,798 for the three months ended June 30, 2011 compared to general and administrative expense of $68,647 for the three months ended June 30, 2010.  The increase in general and administrative expense is due mainly to the increase in cost associated with the company’s newly acquired companies.

We had depreciation and amortization expense of $29,271 for the three months ended June 30, 2011 compared to $19,505 for the three months ended June 30, 2010, an increase of $9,766 or 50% from the prior period.  This increase is due the Company having a greater depreciable asset base as a result of the recent acquisitions, as described above.

Total operating expenses for the three months ended June 30, 2011 were $210,069, compared to $88,152 for the three months ended June 30, 2010, an increase of $121,917 or 138% from the prior period.

We had operating income of $72,638 for the three months ended June 30, 2011 compared to operating income of $43,230 for the three months ended June 30, 2010, an increase of $29,408 or 68% from the prior period.  The increase in operating income was mainly due to the sales generated by the Company which were deferred that are now being recognized in accordance with the Company’s revenue recognition policy and sales generated by the company’s newly acquired subsidiaries.

Interest expense was $13,882 for the three months ended June 30, 2011 compared to $7,772 for the three months ended June 30, 2010, an increase of $6,110 or 79% from the prior period. Interest expense increased for the three months ended June 30, 2011 due to the increase in loans payable at June 30, 2011 as compared to June 30, 2010, as described below under “Liquidity and Capital Resources”.

We had a net income of $58,768 for the three months ended June 30, 2011 compared to a net income of $35,503 for the three months ended June 30, 2010, an increase of $23,265 or 66% from the prior period.  The increase in net income is mainly attributable to the sales generated by the Company which were deferred that are now being recognized in accordance with the Company’s revenue recognition policy and from the sales generated by the company’s newly acquired companies.

RESULTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2011, AS COMPARED TO THE SIX MONTHS ENDED JUNE 30, 2010

For the six months ended June 30, 2011 we had revenue of $487,129 compared to revenue of $182,142 for the six months ended June 30, 2010, an increase of $304,987 or 167% from the prior period.   The increase in revenues is mainly attributable to the sales generated by the Company which were deferred that are now being recognized in accordance with the Company’s revenue recognition policy and from the sales generated by the company’s newly acquired companies.

General and administrative expenses increased by $174,824 or 117% to $324,709 for the six months ended June 30, 2011 compared to general and administrative expense of $149,885 for the six months ended June 30, 2010.  The increase in general and administrative expense is due mainly to the increase in cost associated with the company’s acquisitions, as described above.

We had depreciation and amortization expense of $52,978 for the six months ended June 30, 2011 compared to $29,189 for the six months ended June 30, 2010, an increase of $23,789 or 81% from the prior period.  This increase is due the Company having a greater depreciable asset base as a result of the recent acquisitions, as described above.

Total operating expenses for the six months ended June 30, 2011 were $377,689, compared to $179,074 for the six months ended June 30, 2010, an increase of $198,613 or 111% from the prior period.

We had operating income of $109,442 for the six months ended June 30, 2011 compared to operating income of $3,068 for the six months ended June 30, 2010, an increase of $106,374 or 3467% from the prior period.  The increase in operating income was mainly due to the sales generated by the Company which were deferred that are now being recognized in accordance with the Company’s revenue recognition policy and sales generated by the company’s newly acquired subsidiaries.

Interest expense was $24,820 for the six months ended June 30, 2011 compared to $11,887 for the six months ended June 30, 2010, an increase of $12,933 or 109% from the prior period. Interest expense increased for the six months ended June 30, 2011 due to the increase in loans payable at June 30, 2011 as compared to June 30, 2010, as described below under “Liquidity and Capital Resources.

We had a net income of $84,647 for the six months ended June 30, 2011 compared to a net loss of $8,774 for the six months ended June 30, 2010, an increase in net income of $93,421 or 1065% from the prior period.  The increase in net income is mainly attributable to the sales generated by the Company which were deferred that are now being recognized in accordance with the Company’s revenue recognition policy and from the sales generated by the company’s newly acquired companies.

LIQUIDITY AND CAPITAL RESOURCES

We had total current assets of $303,002 as of June 30, 2011, consisting of cash of $89,858, accounts receivable of $201,950, other current assets (security deposit) of $8,852 and current deferred financing costs of $2,342.

We had non-current assets of $1,809,890 as of June 30, 2011, consisting of property and equipment, net of accumulated depreciation of $201,124; intangible assets, net of accumulated amortization of $355,178, goodwill resulting from the purchase of IntelliSys of $253,588 and $1,000,000 of prepaid expense associated with the July 2010 stock issuances described below.

We had total current liabilities of $433,451 as of June 30, 2011, consisting of $116,151 of accounts payable and accrued liabilities, $204,879 of deferred revenues, $50,641 of the current portion of capitalized leases and $61,731 of the current portion of notes payable in connection with payments due on Notes in connection with the Company’s acquisition of Igenti and InteliSys, Inc.

We had negative working capital of $130,449 and a total accumulated deficit of $1,786,389 as of June 30, 2011.

We had total liabilities of $1,301,438 as of June 30, 2011, which included total current liabilities of $433,451 and long-term note payable, net of current portion of $257,675, which represented payments due on the Note, described below; long-term related party debt of $296,103 which represented amounts payable to Star Financial as described below, $261,914 of other related party debt, and long-term portion of capitalized leases of $52,295.

We had net cash provided by operating activities of $130,457 for the six months ended June 30, 2011, which was mainly due to $84,647 of net income, $92,582 in changes in accounts receivable and $52,978 of deferred revenue and change in accounts payable, offset by $61,963 of in changes to deferred revenue and $37,787 in changes in current liabilities

We had $80,612 of net cash used for financing activities during the six months ended June 30, 2011, which represented the $72,541 repayment of long term debt and capital leases and $74,601 of repayment of related party loans payable offset by $66,530 of proceeds from related party loans.

On June 5, 2007, Epazz obtained a line of credit of $100,000 from a bank.  The outstanding balance on the line of credit bears interest at prime plus 4.5% (9.5% at December 31, 2008) and expired on July 5, 2010.  On June 5, 2010 this line of credit was converted to a unsecured term loan which bears interest at 7% and has a maturity date of June 5, 2014.  Payments of $1,050 are due monthly.  At June 30, 2011 the balance on this unsecured loan was $93,559.

We also borrow from our Chief Executive Officer, Shaun Passley and other related parties periodically under verbal agreements.  The related party loans bear no interest and are being repaid as funds become available.  During the six months ended June 30, 2011, we borrowed an additional $66,530 from Mr. Passley and other related parties. During the six months ended June 30, 2011 we also repaid $74,601 to Mr. Passley and other related parties.   At June 30, 2011, the total principal outstanding was $261,914.  All previously accrued interest associated with these related party loans have been forgiven as of December 31, 2009; accordingly no additional interest has been accrued as of June 30, 2011.

In June 2008, the Company provided Arthur A. Goes a promissory note in the amount of $225,000 (the “Note”) in connection with the Stock Purchase Agreement entered into with Desk Flex, Inc., Professional Resource Management, Inc. and Mr. Goes.  The Note bears interest at the rate of seven percent (7%) per annum, and all past due principal and interest (which failure to pay such amounts after a fifteen (15) day cure period, shall be defined herein as an “Event of Default”) bear interest at the rate of twelve percent (12%) per annum until paid in full.  The Note, however, additionally provides that the Company shall have two additional fifteen (15) day cure periods during the term of the Note resulting in two thirty (30) day cure periods before an Event of Default occurs.  The principal amount of the Note is due on June 18, 2011.  The Note is payable in monthly installments of $6,947.35, with the first such monthly payment due on September 18, 2008, until such time as this Note is paid in full.  Provided, however, that if the total amount due under the Note is less than any monthly payment, the Company shall only be obligated to pay the remaining balance of the Note.  The Note may be prepaid at any time without penalty.  As of the date of this report, the Company is current with all such monthly payments; however, the Company is currently in a dispute with Mr. Goes regarding who is the responsible party for the payment of certain accounting fees associated with the audit and review of the financial statements of DFI and PRMI.  As of June 30, 2011, this note has been paid in full.

On June 4, 2008, the Company issued a note payable in the amount of $296,100 due to Star Financial Corporation, which is owned by Fay Passley, the mother of our Chief Executive Officer, Shaun Passley, which has since been amended (the “June 2008 Note”, as amended from time to time).  The loan is unsecured and bears interest at 10%, with annual payments of principal and interest in the amount of $106,951, originally due and payable beginning on December 1, 2009 and a maturity date of June 4, 2013, which has since been extended and which repayment terms have since been amended as provided below.  In connection with the loan, the Company paid $14,100 (5%) in financing costs that are being amortized over the life of the loan using the effective interest method.  The majority of the funds borrowed pursuant to the June 2008 Note were used to pay the seller the $210,000 payment in connection with the purchase of DFI and PRMI, as described above.   In April 2010, Star Financial, agreed to modify the repayment terms of the June 2008 Note to provide for $100,000 to be due on August 1, 2011, $100,000 to be due on August 1, 2012, and the remaining balance of the June 2008 Note to be due on August 1, 2013 in return for junior lien on the Company’s assets.

In May 2009, the Company issued 250,000 shares of the Company’s Series A Common Stock to Vivienne Passley, the aunt of Shaun Passley, our sole Director and Chief Executive Officer, in connection with Ms. Passley’s conversion of her $6,000 note payable to shares of the Company’s Series A Common Stock in forgiveness of the note payable.

In May 2009, the Company issued 160,000 shares of the Company’s Series A Common Stock to L&F Lawn Services, Inc., a company own by Lloyd Passley the father of Shaun Passley, as an interest payment on a loan payable due to L&F Lawn Services, Inc.  These shares were valued at $12,800.

In May 2009 the Company issued 240,000 shares of the Company’s Series A Common Stock to Vivienne Passley, the aunt of Shaun Passley, as an interest payment on a loan payable due to Vivienne Passley.  These shares were valued at $19,200.

Effective February 1, 2010, the Company entered into a Software Product Asset Purchase Agreement (the “Software Rights Agreement”) with Igenti, Inc., a Florida corporation (“Igenti”) to acquire the rights to Igenti’s AutoHire software, domain names, permits, customers, contracts, know-how, equipment, software programs, receivables totaling approximately $10,000 and the intellectual property of Igenti associated therewith (the “AutoHire Software”).  The $170,000 purchase price included $50,000 in the form of a promissory note (the “Igenti Note).

On July 29, 2010, the Company issued 20,000,000 post-Reverse Split shares of Class A Common Stock to Shaun Passley, the Company’s sole Director and Chief Executive Officer in consideration for compensation for management services rendered.  These shares will be earned over the next five years.

On July 29, 2010, the Company issued 2,500,000 post-Reverse Split shares of Class A Common Stock to Vivienne Passley, a related party and the aunt of Shaun Passley, our Chief Executive Officer, in consideration for and in lieu of interest payments due to Star Financial Corporation on the June 2008 Note, from July 29, 2010 to July 29, 2015. The shares are earned over the next five years, with 41,667 shares earned per month.

On July 29, 2010, the Company issued 2,500,000 post-Reverse Split shares of Class A Common Stock to Fay Passley, a related party and the mother of our Chief Executive Officer, Shaun Passley, for  and in lieu of interest payments due to Star Financial Corporation on the June 2008 Note, from July 29, 2010 to July 29, 2015. The shares are earned over the next five years, with 41,667 shares earned per month.

On or about September 2, 2010, the Company entered into a Stock Purchase Agreement (the “IntelliSys Purchase Agreement”) with IntelliSys, Inc., a Wisconsin corporation (“IntelliSys”) and Paul Prahl, an individual and the sole stockholder of IntelliSys.  Pursuant to the IntelliSys Purchase Agreement, the Company purchased 100% of the outstanding shares of IntelliSys from Mr. Prahl, for an aggregate purchase price of $175,000 (the “Purchase Price”).  The Purchase Price included $125,000 in cash (the “Cash Consideration”) and a note for $30,816 (the “IntelliSys Note”, described below).  Additionally, the Company agreed to assume an aggregate of approximately $28,137.76 in outstanding liabilities of IntelliSys in connection with the Closing.

The Company also agreed to provide Mr. Prahl earn-out rights in connection with the purchase, which provide that he will receive up to a maximum of $13,350 per year for the three calendar years following the Closing (with the first such calendar year beginning on January 1, 2011), based on the revenues generated by IntelliSys during such applicable year based on the following schedule (the “Earn-Out”):

Revenue for the Relevant Year	Earn-Out
$0 to $350,000	$ 0
$350,000.01 to $380,000	$ 6,675
$380,000.01 to $395,000	$ 10,012.50
$395,000.01 or more	$ 13,350

Provided that in no event shall the total amount payable to Mr. Prahl in connection with the Earn-Out exceed $13,350 per year or $40,050 in aggregate.

The IntelliSys Note bears interest at the rate of six percent (6%) per annum, and all past-due principal and interest (which failure to pay such amounts after a fifteen (15) day cure period, shall be defined herein as an “Event of Default”) bear interest at the rate of ten percent (10%) per annum until paid in full.  The IntelliSys Note, also provides that the Company shall have two additional fifteen (15) day cure periods during the term of the IntelliSys Note resulting in two thirty (30) day cure periods before an Event of Default occurs.

The principal amount of the IntelliSys Note is due on September 18, 2015.  The IntelliSys Note is payable in 60 monthly installments of $555.10 (each a “Monthly Payment”), with the first such Monthly Payment due on September 15, 2010, and by way of a balloon payment of the remaining amount due on the due date of the IntelliSys Note, subject to the requirements of the Newtek Note (described below).  Provided, however, that if the total amount due under the IntelliSys Note is less than any Monthly Payment, the Company shall only be obligated to pay the remaining balance of the IntelliSys Note.  The IntelliSys Note may be prepaid at any time without penalty.

Additionally, the Company agreed to secure the payment of the IntelliSys Note with a Uniform Commercial Code Security Interest filing, which the Company agreed to file, at Mr. Prahl’s request, at the Company’s expense, to grant Mr. Prahl a security interest over all of IntelliSys’ tangible and intangible assets, and the outstanding stock of both of IntelliSys until the IntelliSys Note is repaid, which security interest is junior to the Newtek Note (described below).

On September 30, 2010, the Company obtained a $185,000 U.S. Small Business Association Loan from Third Party Lender (the “Third Party Lender Note” and “Third Party Lender”).  The Third Party Lender Note bears interest at the rate of the Prime Rate in effect from time to time plus 2.75% (which has an initial interest rate of 6% per annum).  The Company agreed to repay the Third Party Lender Note at the rate of $2,053.88 per month, beginning in November 2010.  The Third Party Lender Note is due and payable on September 30, 2020.  The repayment of the Third Party Lender Note is secured by a security interest over substantially all of the Company’s property, including, but not limited to the stock of IntelliSys which was purchased in connection with the IntelliSys Purchase Agreement.  Additionally, the Third Party Lender Note is guaranteed by Shaun Passley, our Chief Executive Officer and Director, related parties, PRMI and DFI.  The Third Party Lender Note is also secured by a mortgage on the properties of related parties and Shaun Passley.  Mr. Prahl in connection with the IntelliSys Note and Shaun Passley in connection with amounts owed to him by the Company, agreed to accept no further payments on such debts until Third Party Lender is paid in full.  Finally, Shaun Passley agreed to further secure the Third Party Lender Note with the proceeds of a personal insurance policy, equal at least to the amount of the Third Party Lender Note.  An aggregate of $125,000 received in connection with the Third Party Lender Note was used to pay Mr. Prahl the Cash Consideration due under the IntelliSys Purchase Agreement, $50,000 was used for working capital, and $10,000 was paid in closing costs associated with the note.

On May 27, 2011, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. (“Asher”), pursuant to which Asher agreed to purchase an 8% convertible promissory note in the amount of $50,000 (the “Convertible Note”) from the Company, which provides Asher the right to convert the outstanding balance (including accrued and unpaid interest) of such Convertible Note into shares of the Company’s common stock at a conversion price equal to 59% of the average of the five lowest trading prices of the Company’s common stock during the ten trading days prior to such conversion date, at any time after the expiration of 180 days from the date such Convertible Note was issued.  The Convertible Note, which accrues interest at the rate of 8% per annum, is payable, along with interest thereon on February 28, 2012.  In the event any principal or interest is not timely paid, such amount accrues interest at 22% per annum until paid in full.  Asher is prohibited from converting the Convertible Note into shares of the Company’s common stock to the extent that such conversion would result in Asher beneficially owning more than 4.99% of the Company’s common stock, subject to 61 days prior written notice to the Company from Asher of Asher’s intention to waive or modify such provision.  The Company can repay the Convertible Note prior to maturity (or conversion), provided that it pays 135% of such note (and accrued and unpaid interest thereon) if the note is repaid within the first 90 days after the issuance date; 140% of such note (and accrued and unpaid interest thereon) if the note is repaid during the period which is 91 and 120 days after the issuance date; 145% of such note (and accrued and unpaid interest thereon) if the note is repaid during the period which is 121 and 150 days after the issuance date; and 150% of such note (and accrued and unpaid interest thereon) if the note is repaid during the period which is 151 days and prior to 180 days after the issuance date.  After 180 days have elapsed from the issuance date the Company has no right to repay the Convertible Note.

On June 28, 2011, the Company sold Asher an additional 8% Convertible Note in the amount of $37,500 on substantially similar terms as the Convertible Note described in the paragraph above (collectively the “Convertible Notes”), except that the maturity date of such note was March 30, 2012.

We have no current commitment from our officers and Directors or any of our shareholders to supplement our operations or provide us with financing in the future. If we are unable to raise additional capital from conventional sources and/or additional sales of stock in the future, we may be forced to curtail or cease our operations. Even if we are able to continue our operations, the failure to obtain financing could have a substantial adverse effect on our business and financial results.

In the future, we may be required to seek additional capital by selling debt or equity securities, selling assets, or otherwise be required to bring cash flows in balance when we approach a condition of cash insufficiency. The sale of additional equity or debt securities, if accomplished, may result in dilution to our then shareholders. We provide no assurance that financing will be available in amounts or on terms acceptable to us, or at all.

Critical Accounting Policies

Our discussion and analysis of our financial condition and results of operations is based upon our unaudited financial statements, which have been prepared in accordance with accounting principles generally accepted in the United States. The preparation of these financial statements requires us to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of any contingent assets and liabilities. On an on-going basis, we evaluate our estimates, including those related to uncollectible receivable, investment values, income taxes, the recapitalization and contingencies. We base our estimates on various assumptions that we believe to be reasonable under the circumstances, the results of which form the basis for making judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions or conditions.

Recently issued accounting pronouncements. The Company does not expect the adoption of any recently issued accounting pronouncements to have a significant impact on the Company’s results of operations, financial position or cash flows.

ITEM 3. QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK

Pursuant to Item 305(e) of Regulation S-K (§ 229.305(e)), the Company is not required to provide the information required by this Item as it is a “smaller reporting company,” as defined by Rule 229.10(f)(1).

ITEM 4. CONTROLS AND PROCEDURES

(a) Evaluation of disclosure controls and procedures. Our Chief Executive Officer and Principal Financial Officer, after evaluating the effectiveness of our "disclosure controls and procedures" (as defined in the Securities Exchange Act of 1934 Rules 13a-15(e) and 15d-15(e)) as of the end of the period covered by this Quarterly Report on Form 10-Q (the "Evaluation Date"), has concluded that as of the Evaluation Date, our disclosure controls and procedures were not effective to provide reasonable assurance that information we are required to disclose in reports that we file or submit under the Exchange Act is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission rules and forms, and that such information is accumulated and communicated to our management, including our Chief Executive Officer and Chief Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

Disclosure controls and procedures are designed to ensure that information required to be disclosed in our reports filed or submitted under the Securities Exchange Act is recorded, processed, summarized and reported, within the time periods specified in the Securities and Exchange Commission's rules and forms.  Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed in our reports filed under the Exchange Act is accumulated and communicated to management, including our Chief Executive Officer and Chief Financial Officer, to allow timely decisions regarding required disclosure.

Based upon an evaluation conducted for the period ended December 31, 2010, Shaun Passley who is our Chief Executive Officer and Chief Financial Officer (which duties include that of principal accounting officer) as of December 31, 2010, and the date of this Report, concluded that we have the following material weakness in our internal controls:

•	Reliance upon independent financial reporting consultants for review of critical accounting areas and disclosures and material non-standard transactions.

•	Lack of sufficient accounting staff, which results in a lack of segregation of duties necessary for a good system of internal control.

In order to remedy our existing internal control deficiencies, as soon as our finances allow, we will hire a Chief Financial Officer who will be sufficiently versed in public company accounting to implement appropriate procedures for timely and accurate disclosures.

(b) Changes in internal control over financial reporting. There were no changes in our internal control over financial reporting during the fiscal quarter covered by this report that materially affected, or were reasonably likely to materially affect, our internal control over financial reporting.